B.A.D. ETF
Schedule of Investments
February 28, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.6%
Beverages-Wine/Spirits — 13.0%
Brown-Forman Corp. - Class B	3,462	$224,580
Cia Cervecerias Unidas SA - ADR (b)	19,903	302,128
Diageo PLC - ADR (b)	1,260	218,030
MGP Ingredients, Inc.	2,033	206,228
The Duckhorn Portfolio, Inc. (a)	14,185	216,321
		1,167,287
Brewery — 12.4%
Ambev SA - ADR (b)	80,350	204,892
Anheuser-Busch InBev SA/NV - ADR (b)	3,960	240,372
Constellation Brands, Inc. - Class A	957	214,081
Molson Coors Beverage Co. - Class B	4,480	238,291
The Boston Beer Co., Inc. - Class A (a)	657	212,737
		1,110,373
Casino Hotels — 11.7%
Boyd Gaming Corp.	3,095	201,577
Las Vegas Sands Corp. (a)	3,734	214,593
Melco Resorts & Entertainment, Ltd. - ADR (a)(b)	15,551	198,742
MGM Resorts International	4,874	209,631
Wynn Resorts, Ltd. (a)	2,087	226,168
		1,050,711
Casino Services — 6.6%
Caesars Entertainment, Inc. (a)	3,589	182,178
Everi Holdings, Inc. (a)	12,197	231,621
Light & Wonder, Inc. (a)	2,841	177,875
		591,674
Consumer Products-Misc — 2.0%
Cronos Group, Inc. (a)(b)	81,625	177,126

Gambling (Non-Hotel) — 9.8%
Bally's Corp. (a)	7,954	157,092
Golden Entertainment, Inc. (a)	4,327	177,883
International Game Technology PLC (b)	7,378	195,959
Monarch Casino & Resort, Inc.	2,189	161,154
Red Rock Resorts, Inc. - Class A	4,222	184,375
		876,463
Internet Gambling — 5.1%
DraftKings, Inc. - Class A (a)	12,491	235,580
Sportradar Holding AG - Class A (a)(b)	17,861	218,262
		453,842
Medical-Biomedical/Genetics — 13.3%
Alnylam Pharmaceuticals, Inc. (a)	592	113,338
Amgen, Inc.	488	113,050
Biogen, Inc. (a)	482	130,072
BioNTech SE - ADR (a)(b)	811	105,471
Genmab A/S - ADR (a)(b)	3,076	115,535
Gilead Sciences, Inc.	1,576	126,915
Moderna, Inc. (a)	755	104,802
Regeneron Pharmaceuticals, Inc. (a)	184	139,917
Royalty Pharma PLC - Class A (b)	3,327	119,273
Vertex Pharmaceuticals, Inc. (a)	439	127,437
		1,195,810
Medical-Drugs — 21.6%
AbbVie, Inc.	848	130,507
AstraZeneca PLC - ADR (b)	2,037	132,772
Bristol-Myers Squibb Co.	1,765	121,715
Canopy Growth Corp. (a)(b)	76,342	175,587
Eli Lilly & Co.	379	117,952
GSK PLC - ADR (b)	3,853	132,042
Johnson & Johnson	796	121,995
Merck & Co., Inc.	1,272	135,137
Novartis AG - ADR (b)	1,540	129,545
Novo Nordisk A/S - ADR (b)	1,091	153,820
Pfizer, Inc.	2,723	110,472
Sanofi - ADR (b)	3,006	140,831
Takeda Pharmaceutical Co., Ltd. - ADR (a)(b)	9,503	145,871
Tilray Brands, Inc. (a)	66,077	186,998
		1,935,244
Racetracks — 4.1%
Churchill Downs, Inc.	822	202,031
Penn Entertainment, Inc. (a)	5,475	167,152
		369,183
TOTAL COMMON STOCKS (Cost $9,739,422)		8,927,713

SHORT-TERM INVESTMENTS - 0.3%
Money Market Fund — 0.3%
First American Government Obligations Fund - Class X, 4.37% (c)	24,306	24,306
TOTAL SHORT-TERM INVESTMENTS (Cost $24,306)		24,306

TOTAL INVESTMENTS (Cost $9,763,728) — 99.8%		8,952,019
Other assets and liabilities, net — 0.2%		15,498
NET ASSETS — 100.0%		$8,967,517

Percentages are stated as a percent of net assets

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven-day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$8,927,713	$-	$-	$8,927,713
Money Market Funds	24,306	-	-	24,306
Total Investments - Assets	$8,952,019	$-	$-	$8,952,019

* See the Schedule of Investments for industry classifications.